Related parties - Summary of Current Asset and Current Liabilities of Related Party (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Current asset	R$ 381,953		R$ 16,034
Current liability	R$ 151,728		4,422
Boa Vista Servicos S.A [member]
Disclosure of transactions between related parties [line items]
Current asset		R$ 1,397,398	1,787,565
Current liability		143,166	435,160
Boa Vista Servicos S.A [member] | Related Party [Member]
Disclosure of transactions between related parties [line items]
Current asset		1,245	2
Current liability		145	0
Boa Vista Servicos S.A [member] | Associacao Commercial De Sao Paulo [member] | Related Party [Member]
Disclosure of transactions between related parties [line items]
Current asset		0	2
Boa Vista Servicos S.A [member] | Acordo Certo Ltda. [member] | Related Party [Member]
Disclosure of transactions between related parties [line items]
Current asset		1,245	0
Current liability		R$ 145	R$ 0